EQUITY ACCOUNTED INVESTMENTS - Schedule Of Investments in Associates and Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 79,881	$ 68,310	$ 59,124
Additions, net of disposals1	10,527	9,170
Investment Accounted for Using Equity Method, Share of comprehensive income	3,417	4,127
Dividends received	4,109	2,088
Return of Capital	(250)	(335)
Foreign currency translation and other	1,986	(1,688)
Real Estate1 [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	19,380	18,253
Additions, net of disposals1	541
Investment Accounted for Using Equity Method, Share of comprehensive income	875
Dividends received	408
Return of Capital	(157)
Foreign currency translation and other	276
Real Estate1 [Member] | Super Core
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value of publicly traded investments accounted for using equity method	11,340	10,595
Real Estate1 [Member] | Transitional and Development [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value of publicly traded investments accounted for using equity method	2,175	1,947
Real Estate1 [Member] | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value of publicly traded investments accounted for using equity method	3,571	3,715
Real Estate1 [Member] | North American Residential (Member)
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value of publicly traded investments accounted for using equity method	506	402
Real Estate1 [Member] | Value Add (Member)
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value of publicly traded investments accounted for using equity method	5,151	5,195
Real Estate1 [Member] | Opportunistic
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value of publicly traded investments accounted for using equity method	14	41
Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	23,786	17,733
Additions, net of disposals1	5,810
Investment Accounted for Using Equity Method, Share of comprehensive income	308
Dividends received	1,456
Return of Capital	0
Foreign currency translation and other	$ 1,391
Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	5000.00%
Additions, net of disposals1	$ 91	235
Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Additions, net of disposals1	$ 2,355	2,700
Infrastructure | Midstream [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	1500.00%
Additions, net of disposals1	$ 219	457
Infrastructure | Data [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Additions, net of disposals1	10,703	5,378
Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	4,322	4,206
Additions, net of disposals1	598
Investment Accounted for Using Equity Method, Share of comprehensive income	48
Dividends received	553
Return of Capital	0
Foreign currency translation and other	23
Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	8,698	6,988
Additions, net of disposals1	1,194
Investment Accounted for Using Equity Method, Share of comprehensive income	710
Dividends received	554
Return of Capital	0
Foreign currency translation and other	$ 360
Real Estate and Infrastructure [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	50.00%
Asset management
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 13,436	$ 12,431
Additions, net of disposals1	1,571
Investment Accounted for Using Equity Method, Share of comprehensive income	643
Dividends received	(1,138)
Return of Capital	(93)
Foreign currency translation and other	$ 22
Reinsurance
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	83.00%	83.00%
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 10,259	$ 8,699
Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value of publicly traded investments accounted for using equity method	1,721	1,037
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 7,340	$ 7,457
Real Estate | North American Residential (Member)
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	27.00%	27.00%
Real Estate | Opportunistic
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Bottom of range | Real Estate1 [Member] | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	18.00%	18.00%
Bottom of range | Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture		21.00%
Bottom of range | Infrastructure | Data [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	33.00%	49.00%
Bottom of range | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	25.00%	25.00%
Bottom of range | Real Estate | Super Core
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	17.00%	17.00%
Bottom of range | Real Estate | Transitional and Development [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture		20.00%
Bottom of range | Real Estate | North American Residential (Member)
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	5.00%	500.00%
Bottom of range | Real Estate | Value Add (Member)
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	500.00%	11.00%
Bottom of range | Real Estate | Core plus
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	20.00%
Top of range | Real Estate1 [Member] | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	93.00%	93.00%
Top of range | Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture		50.00%
Top of range | Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture		50.00%
Top of range | Infrastructure | Midstream [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture		25.00%
Top of range | Infrastructure | Data [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Top of range | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	85.00%	85.00%
Top of range | Real Estate | Super Core
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	56.00%	56.00%
Top of range | Real Estate | Transitional and Development [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture		55.00%
Top of range | Real Estate | North American Residential (Member)
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture		60.00%
Proportion of ownership interest in joint operation	60.00%
Top of range | Real Estate | Value Add (Member)
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	51.00%	51.00%
Top of range | Real Estate | Core plus
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	55.00%
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	74.00%	72.00%
LP Investments and Other [Member] | Real Estate1 [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 804	$ 222
LP Investments and Other [Member] | Bottom of range | Real Estate1 [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	26.00%	27.00%
LP Investments and Other [Member] | Top of range | Real Estate1 [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	47.00%	50.00%
Utilities [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	5000.00%
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 683	$ 658
Utilities [Member] | Top of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate		50.00%
Transport | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 3,327	$ 1,907
Transport | Bottom of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	26.00%	26.00%
Transport | Top of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	58.00%	58.00%
Data [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 6,091	$ 6,232
Data [Member] | Bottom of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	26.00%	26.00%
Data [Member] | Top of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	49.00%	49.00%
Other [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 317	$ 166
Other [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	3,385	3,174
Other [Member] | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 2,786	$ 1,696
Other [Member] | Bottom of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	9.00%	11.00%
Other [Member] | Bottom of range | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	11.00%	11.00%
Other [Member] | Bottom of range | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	9.00%	12.00%
Other [Member] | Top of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	29.00%	65.00%
Other [Member] | Top of range | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	50.00%	50.00%
Other [Member] | Top of range | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	68.00%	67.00%
Industrial operations [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 937	$ 1,032
Industrial operations [Member] | Bottom of range | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	23.00%	13.00%
Industrial operations [Member] | Top of range | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	54.00%	54.00%
Reinsurance
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 10,259	$ 8,699
Additions, net of disposals1	813
Investment Accounted for Using Equity Method, Share of comprehensive income	833
Dividends received	0
Return of Capital	0
Foreign currency translation and other	(86)
Sustainable Solutions | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 2,520	$ 2,529
Sustainable Solutions | Bottom of range | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	4.00%	4.00%
Sustainable Solutions | Top of range | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	67.00%	67.00%
Wind [Member] | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 3,392	$ 2,763
Wind [Member] | Bottom of range | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	12.00%	13.00%
Wind [Member] | Top of range | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	50.00%	50.00%
Core plus | Real Estate1 [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	3000.00%
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 116
North American Residential (Member) | Real Estate1 [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 78	$ 73